Related undertakings (Tables)	12 Months Ended
Mar. 31, 2018
Related undertakings
Schedule of investment in subsidiaries, joint arrangements and associated undertakings

Company name	% of share class held by Group Companies	Share class
Albania
Autostrada Tirane‐Durres, Rruga: “Pavaresia”, Nr 61, Kashar, Tirana, Albania
Vodafone Albania Sh.A	100.00	Ordinary shares
Vodafone M‐PESA SH.P.K.	100.00	Ordinary shares
Angola
Rua Fernao de Sousa, Condominio do Benga, 10A, Vila Alice, Luanda, Angola
Vodacom Business (Angola) Limitada 2	63.87	Ordinary shares
Argentina
Cerrito 348, 5to B, C1010AAH, Buenos Aires, Argentina
CWGNL S.A.	100.00	Ordinary shares
Australia
C/-KPMG Level 38 Tower Three, International Towers Sydney, 300 Barangaroo Avenue, Sydney NSW 2000, Australia
Quickcomm Pty Limited	100.00	Ordinary shares, Redeemable convertible preference shares
Level 1, 177 Pacific Highway, North Sydney NSW 2060, Australia
PPL Pty Limited	100.00	Ordinary shares
Talkland Australia Pty Limited	100.00	Ordinary shares
VAPL No. 2 Pty Limited	100.00	Ordinary shares
Mills Oakley, Level 12, 400 George Street, Sydney NSW 2000, Australia
Vodafone Enterprise Australia Pty Limited	100.00	Ordinary shares
Austria
c/o Stolitzka & Partner Rechtsanwälte OG, Kärntner Ring 12, 3. Stock, 1010, Wien, Austria
Vodafone Enterprise Austria GmbH	100.00	Ordinary shares
Bahrain
RSM Bahrain, 3rd floor Falcon Tower, Diplomatic Area, Manama, PO BOX 11816, Bahrain
Vodafone Enterprise Bahrain W.L.L.	100.00	Ordinary shares
Belgium
Malta House, rue Archimède 25, 1000 Bruxelles, Belgium
Vodafone Belgium SA/NV	100.00	Ordinary shares
Brazil
Avenida Cidade Jardim, 400, 7th and 20th Floors, Jardim Paulistano, Sao Paul, Brazil, 01454-000
Vodafone Serviços Empresariais Brasil Ltda.	100.00	Ordinary shares
Av José Rocha Bonfim, 214, Cond Praça Capital - Edifício Toronto, sls 228/229 13080-900 Jardim Santa Genebra - Campinas, São Paulo, Brazil
Cobra do Brasil Serviços de Telemàtica ltda.	70.00	Ordinary shares
Rua Boa Vista, 01014-907, 254, 13th Floor, Suite 38, Centro, City of São Paulo, State of São Paulo, Brazil
Vodafone Empresa Brasil
Telecomunicações Ltda	100.00	Ordinary shares
Bulgaria
10 Tsar Osvoboditel Blvd., 3rd Floor, Spredets Region, Sofia, 1000, Bulgaria
Vodafone Enterprise Bulgaria EOOD	100.00	Ordinary shares
Cameroon
Porte 201A 3eme Etage Entree C, immeuble SOCAR, Boulevard de la liberte, Akwa, Douala, Cameroon
Vodacom Business Cameroon SA2	64.52	Ordinary shares
Canada
2 Bloor Street West, Suite 700, Toronto ON M4W3E2, Canada
Vodafone Canada Inc.	100.00	Common shares
Cayman Islands
190 Elgin Avenue, George Town, Grand Cayman, KY1-9005, Cayman Islands
CGP Investments (Holdings) Limited	100.00	Ordinary shares
Chile
222 Miraflores, P.28, Santiago, Metrop, 97-763, Chile
Vodafone Enterprise Chile S.A.	100.00	Ordinary shares
China
Building 21, 11, Kangding St., BDA, Beijing, 100176 - China, China
Vodafone Automotive Technologies (Beijing) Co, Ltd	100.00	Ordinary shares
Floor 36, Unit 23-25, China World Tower 1 No. 1, Jianguomenwai Avenue, Chaoyang District, Beijing, 100004, China
Vodafone China Limited (China)	100.00	Equity interest shares
Unit 1708, Full Tower, No. 9 Dong San Huan Zhong Road, Chaoyang District, Beijing, 100020, China
Cable & Wireless Communications Technical Service (Shanghai) Co. Ltd (Beijing Branch)	100.00	Branch
Unit 558-560, 5/F Standard Chartered Bank Tower, No.201 Century Avenue, Pudong District, Shanghai, 200120, China
Vodafone Enterprise Communications Technical Service (Shanghai) Co., Ltd.	100.00	Ordinary shares
Congo, The Democratic Republic of the
292 Avenue de la Justice, Commune de la Gombe, Kinshasa, Congo
Vodacash S.A. 2	32.90	Ordinary shares
Vodacom Congo (RDC) SA 2,3	32.90	Ordinary shares
Cote d’Ivoire
No 62, Rue du Docteur Blanchard, Zone 4C, Abidjan, Cote d'Ivoire
Vodacom Business Cote D’Ivoire S.A.R.L. 2	64.52	Ordinary shares
Cyprus
Ali Rıza Efendi Caddesi No:33/A Ortaköy, Lefkoşa, Cyprus
Vodafone Mobile Operations Limited	100.00	Ordinary shares
Czech Republic
náměstí Junkových 2, Prague 5, Czech Republic, 155 00, Czech Republic
Oskar Mobil S.R.O.	100.00	Basic capital shares
Vodafone Czech Republic A.S.	100.00	Ordinary shares
Vodafone Enterprise Europe (UK) Limited - CZECH BRANCH	100.00	Branch
Denmark
Tuborg Boulevard 12, 2900, Hellerup, Denmark
Vodafone Enterprise Denmark A/S	100.00	Ordinary (DKK) shares
Egypt
17 Port Said Street, Maadi El Sarayat, Cairo, Egypt
Vodafone International Services LLC	54.93	Ordinary shares
37 Kaser El Nil St, 4th. Floor,Cairo,Egypt
Starnet	54.90	Ordinary shares
54 El Batal Ahmed Abed El Aziz, Mohandseen, Giza, Egypt
Sarmady Communications	54.91	Ordinary shares
Site No 15/3C, Central Axis, 6th October City, Egypt
Vodafone Egypt	54.93	Ordinary shares

Telecommunications S.A.E Vodafone For Trading	54.87	Ordinary shares
Smart Village C3 Vodafone Building, Egypt
Vodafone Data	54.93	Ordinary shares
Finland
c/o Eversheds Asianajotoimisto Oy, Fabianinkatu 29 B, Helsinki, 00100, Finland
Vodafone Enterprise Finland OY	100.00	Ordinary shares
France
1300 route de Cretes, Le WTC, Bat I1, 06560, Valbonne Soph, France
Vodafone Automotive Telematics Development S.A.S	100.00	Ordinary shares
144, Avenue Roger Salengro, 92372 - Chaville Cedex, France
Vodafone Automotive France S.A.S	50.94	Ordinary shares
Tour Egée, 9/11 Allée de l'Arche, 92671 Courbevoie La Défense Cedex - France
Vodafone Enterprise France SAS	100.00	New Euro shares
Germany
Altes Forsthaus 2, 67661, Kaiserslautern, Germany
TKS Telepost Kabel-Service Kaiserslautern Beteiligungs GmbH[4]	76.70	Ordinary shares
TKS Telepost Kabel-Service Kaiserslautern GmbH & Co. KG4	76.70	Ordinary shares
Betastraße 6‐8, 85774 Unterföhring, Germany
Kabel Deutschland Holding AG4	76.70	Ordinary shares

Kabel Deutschland Holding Erste Beteiligungs GmbH[4]	76.70	Ordinary shares
Kabel Deutschland Holding Zweite Beteilgungs GmbH[4]	76.70	Ordinary shares
Kabel Deutschland Neunte Beteiligungs GmbH	100.00	Ordinary shares
Kabel Deutschland Siebte Beteiligungs GmbH[4]	76.70	Ordinary shares

Company name	% of share class held by Group Companies	Share class
Vodafone Kabel Deutschland GmbH[4]	76.70	Ordinary shares
Vodafone Kabel Deutschland Kundenbetreuung GmbH[4]	76.70	Ordinary shares
Buschurweg 4, 76870, Kandel, Germany
Vodafone Automotive Deutschland GmbH	100.00	Ordinary shares
Ferdinand‐Braun‐Platz 1, 40549, Duesseldorf, Germany
CRVSH GmbH	100.00	Ordinary shares
Vodafone Enterprise Germany GmbH	100.00	Ordinary shares, Ordinary #2 shares
Vodafone GmbH	100.00	Ordinary A shares, Ordinary B shares
Vodafone Group Services GmbH	100.00	Ordinary shares
Vodafone Institut für Gesellschaft und Kommunikation GmbH	100.00	Ordinary shares
Vodafone Stiftung Deutschland Gemeinnutzige GmbH	100.00	Ordinary shares
Vodafone Vierte Verwaltungs AG	100.00	Ordinary shares
Friedrich‐Wilhelm‐Strasse 2, 38100, Braunschweig, Germany
KABELCOM Braunschweig Gesellschaft Fur Breitbandkabel‐Kommunikation Mit Beschrankter Haftung 4	76.70	Ordinary shares
Nobelstrasse 55, 18059, Rostock, Germany
Urbana Teleunion Rostock GmbH & Co.KG 4	53.69	Ordinary shares
Verwaltung “Urbana Teleunion” Rostock GmbH 4	38.35	Ordinary shares
Seilerstrasse 18, 38440, Wolfsburg, Germany
KABELCOM Wolfsburg Gesellschaft Fur Breitbandkabel‐ Kommunikation Mit Beschrankter Haftung 4	76.70	Ordinary shares
Ghana
3rd Floor, The Elizabeth Building, 68 Senchi Link, Airport Residential Area, Accra, Ghana

Vodacom Business (Ghana) Limited[2]	64.52	Ordinary shares and non-voting, irredeemable, non-cumulative preference shares

Telecom House, Nsawam Road, Accra-North, Greater Accra Region, PMB 221, Ghana
Ghana Telecommunications Company Limited	70.81	Ordinary shares
Company Limited	100.00	Preference shares
National Communications Backbone Company Limited	70.81	Ordinary shares
Vodafone Ghana Mobile Financial Services Limited	70.81	Ordinary shares
Greece
1‐3 Tzavella str, 152 31 Halandri, Athens, Greece
Vodafone-Panafon Hellenic Telecommunications Company S.A.	99.87	Ordinary shares
Vodafone Global Enterprise Telecommunications (Hellas) A.E.	100.00	Ordinary shares
12,5 km National Road Athens - Lamia, Metamorfosi / Athens, 14452, Greece
Vodafone Innovus S.A. 6	99.87	Ordinary shares
Pireos 163 & Ehelidon, Athens, 11854, Greece
360 Connect S.A.	99.87	Ordinary shares
Guernsey
Martello Court, Admiral Park, St. Peter Port, GY1 3HB, Guernsey
FB Holdings Limited	100.00	Ordinary shares
Le Bunt Holdings Limited	100.00	Ordinary shares
Silver Stream Investments Limited	100.00	Ordinary shares
Roseneath, The Grange, St Peter Port, GY1 2QJ, Guernsey
VBA Holdings Limited	64.52	Ordinary shares
VBA International Limited	64.52	Ordinary shares, non-voting irredeemable non-convertible non-cumulative Preference
Hong Kong
Level 24, Dorset House, Taikoo Place, 979 King’s Road, Quarry Bay, Hong Kong
Vodafone Enterprise Global Network HK Ltd	100.00	Ordinary shares
Vodafone Enterprise Hong Kong Ltd	100.00	Ordinary shares
Hungary
6 Lechner Ödön fasor, Budapest, 1096, Hungary
Vodafone Magyarorszag Mobile Tavkozlesi Zartkoruen Mukodo Reszvenytarsasag	100.00	Series A registered common shares
HU‐1087 Budapest, Hungária körút 40‐44., Hungary
VSSB Vodafone Shared Services Budapest Private Limited Company	100.00	Registered ordinary shares
India
10th Floor, Tower A&B, Global Technology Park, (Maple Tree Building), Marathahalli Outer Ring Road, Devarabeesanahalli Village, Varthur Hobli, Bengaluru, Bengaluru, Karnataka, 560103, India
Cable and Wireless Global (India) Private Limited	100.00	Ordinary shares
Cable & Wireless Networks India Private Limited	100.00	Equity shares
Cable and Wireless (India) Limited (India branch)	100.00	Branch
127, Maker Chamber III, Nariman Point, Mumbai, Maharashtra, 400021, India
AG Mercantile Company Private Limited	100.00	Equity shares
Jaykay Finholding (India) Private Limited	100.00	Equity shares
MV Healthcare Services Private Limited	100.00	Equity shares, Preference shares
Nadal Trading Company Private Limited	100.00	Equity shares
ND Callus Info Services Private Limited	100.00	Equity shares
Omega Telecom Holdings Private Limited	100.00	Equity shares
Plustech Mercantile Company Private Limited	100.00	Equity shares, Preference shares
SMMS Investments Pvt Limited	100.00	Equity shares, Non-convertible cumulative redeemable preference shares
Telecom Investments India Private Limited	100.00	Equity shares, Preference shares
UMT Investments Limited	100.00	Equity shares
8th Floor, RDB Boulevard, Plot K-1, Block- EP & GP, Sector – V, Saltlake City, Kolkata, West Bengal, 700091, India
Usha Martin Telematics Limited	100.00	Equity shares
Business @ Mantri, Tower A, 3rd Floor, S No.197, Wing A1 & A2, Near Hotel Four Points, Lohegaon, Pune,
Maharashtra, 411014, India
Vodafone Global Services Private Limited	100.00	Equity shares
C‑48, Okhla Industrial Estate, Phase - II, New Delhi, 110 020, India
Vodafone Towers Limited	100.00	Equity shares
Indiabulls Finance Center, 1201, 12 Floor, Tower 1, Senapati Bapat Road, Elphinstone (West), Maharashtra, 400013, India
Scorpios Beverages Pvt. Ltd	100.00	Equity shares
Vodafone India Services Private Limited	100.00	Ordinary shares
Peninsula Corporate Park, Ganpatro Kadam Marg, Lower Parel, Mumbai, Maharashtra, 400013, India
Mobile Commerce Solutions Limited	100.00	Equity shares
Vodafone Foundation	100.00	Equity shares
Vodafone India Digital Limited	100.00	Equity shares
Vodafone India Limited	100.00	Equity shares
Vodafone India Ventures Limited	100.00	Ordinary shares
Vodafone Mobile Services Limited	100.00	Equity shares
Vodafone m-pesa Limited	100.00	Equity shares
Vodafone Technology Solutions Limited	100.00	Equity shares
Plot No 54, Marol Co-op Industrial Area, Makwana, Off Andheri Kurla Road, Andheri East, Mumbai, Mumbai, Maharashtra, 400059, India
You Broadband India Limited	100.00	Equity shares
You System Integration Private Limited	100.00	Equity shares
Skyline Ikon, 1st Floor, 86/92, Andheri Kurla Road, Marol Naka, Andheri East, Mumbai, Maharashtra, 400059, India
Connect (India) Mobile Technologies Private Limited	100.00	Equity shares
Vodafone House, Corporate Road, Prahladnag Off S. G. Highway, Ahmedabad, Gujarat, 38005 ar, 1, India
Vodafone Business Services Limited	100.00	Equity shares
Ireland
2nd Floor, The Iveagh Building, The Park, Carrickmines, Dublin 18, Ireland
Eudokia Limited	100.00	Ordinary shares
Mountainview, Leopardstown, Dublin 18, Ireland
Cable & Wireless GN Limited	100.00	Ordinary shares
Stentor Limited	100.00	Ordinary shares
VF Ireland Property Holdings Limited	100.00	Ordinary shares
Vodafone Enterprise Global Limited	100.00	Ordinary shares
Vodafone Global Network Limited	100.00	Ordinary shares
Vodafone Group Services Ireland Limited	100.00	Ordinary shares
Vodafone Ireland Distribution Limited	100.00	Ordinary shares
Vodafone Ireland Limited	100.00	Ordinary shares
Vodafone Ireland Marketing Limited	100.00	Ordinary shares
Vodafone Ireland Retail Limited	100.00	Ordinary shares
Italy
Piazzale Luigi Cadorna, 4, 20123, Milano, Italy
Vodafone Global Enterprise (Italy) S.R.L	100.00	Ordinary shares
SS 33 del Sempione KM 35, 212, 21052 Busto Arsizio (VA), Italy
Vodafone Automotive Italia S.p.A	100.00	Ordinary shares
Via Astico 41, 21100 Varese, Italy
Vodafone Automotive Electronic Systems S.r.L	100.00	Ordinary shares
Vodafone Automotive SpA	100.00	Ordinary shares
Via Jervis 13, 10015, Ivrea, Tourin, Italy
VEI S.r.l.	100.00	Partnership Interest shares
Vodafone Italia S.p.A.	100.00	Ordinary shares
Via Lorenteggio 240, 20147, Milan, Italy
Vodafone Enterprise Italy S.r.L	100.00	Euro shares
Vodafone Gestioni S.p.A.	100.00	Ordinary shares
Vodafone Servizi E Tecnologie S.R.L.	100.00	Equity shares

Company name	% of share class held by Group Companies	Share class
Japan
15th Floor, The Imperial Hotel Tower, 1-1, Uchisaiwaicho 1-chome, Chiyoda-ku, Tokyo, 100-0005, Japan
Vodafone Enterprise U.K. (Japanese Branch)	100.00	Branch
KAKiYa building, 9F, 2‑7‑17 Shin-Yokohama, Kohoku-ku, Yokoha- City, Kanagawa, 222‑0033, Japan
Vodafone Automotive Japan K.K	100.00	Ordinary shares
The Imperial Hotel Tower, 15F, 1-1-1 Uchisaiwai-cho, Chiyoda, Tokyo, 100-0011, Japan
Vodafone Global Enterprise (Japan) K.K.	100.00	Ordinary shares
Jersey
44 Esplanade, St Helier, JE4 9WG, Jersey Aztec Limited	100.00	Ordinary shares
Globe Limited	100.00	Ordinary shares
Plex Limited	100.00	Ordinary shares
Vizzavi Finance Limited	100.00	Ordinary shares
Vodafone Holdings (Jersey) Limited	100.00	Ordinary shares
Vodafone International 2 Limited	100.00	Ordinary shares
Vodafone Jersey Dollar Holdings Limited	100.00	Limited liability shares
Vodafone Jersey Finance	100.00	Ordinary shares, B shares, C shares, D shares, F shares, G shares
Vodafone Jersey Yen Holdings Unlimited	100.00	Limited Liability shares
Kenya
6th Floor, ABC Towers, ABC Place, Waiyaki Way, Nairobi, 00100, Kenya
Vodafone Kenya Limited [2]	68.95	Ordinary shares
M-PESA Holding Co. Limited	100.00	Equity shares
The Riverfront, 4th floor, Prof. David Wasawo Drive, Off Riverside Drive, Nairobi, Kenya
Vodacom Business (Kenya) Limited[2]	51.62	Ordinary shares, Ordinary B shares
Korea, Republic of
3rd Floor, 54 Gongse-ro, Gieheung-gu, Yongin-si, Gyeonggi-do, Korea, Republic of
Vodafone Automotive Korea Limited	100.00	Ordinary shares
ASEM Tower level 37, 517 Yeongdong-daero, Gangnam-gu, Seoul, 135-798, Korea, Republic of
Vodafone Enterprise Korea Limited	100.00	Ordinary shares
Lesotho
Vodacom Park, 585 Mabile Road, 3rd Floor; Maseru, Lesotho
Vodacom Lesotho (Pty) Limited[2]	51.62	Ordinary shares
Luxembourg
13 rue Edward Steichen, Luxembourg, 2540, Luxembourg
Tomorrow Street GP S.à r.l.	100.00	Ordinary shares
15 rue Edward Steichen, Luxembourg, 2540, Luxembourg
Vodafone Asset Management ServicesS.àr.l.	100.00	Ordinary shares
Vodafone Enterprise Global BusinessesS.àr.l.	100.00	Ordinary shares
Vodafone Enterprise Luxembourg S.A.	100.00	Ordinary shares
Vodafone International 1 S.à r.l.	100.00	Ordinary shares
Vodafone International M S.à r.l.	100.00	Ordinary shares
Vodafone Investments Luxembourg S.à r.l.	100.00	Ordinary shares
Vodafone Luxembourg 5 S.à r.l.	100.00	Ordinary shares
Vodafone Luxembourg S.à r.l.	100.00	Ordinary shares
Vodafone Procurement Company S.à r.l.	100.00	Ordinary shares
Vodafone Real Estate S.à.r.l.	100.00	Ordinary shares
Vodafone Roaming Services S.à r.l.	100.00	Ordinary shares
Vodafone Services Company S.à.r.l.	100.00	Ordinary shares
Malaysia
Suite 13.03, 13th Floor, Menara Tan & Tan, 207 Jalan Tun Razak, 50400 Kuala Lumpur, Malaysia
Vodafone Global Enterprise (Malaysia) Sdn Bhd	100.00	Ordinary shares
Malta
SkyParks Business Centre, Malta International Airport, Luqa, LQA 4000, Malta
Multi Risk Indemnity Company Limited	100.00	‘A’ Ordinary shares, ‘B’ Ordinary shares
Multi Risk Limited	100.00	‘A’ Ordinary shares, ‘B’ Ordinary shares
Vodafone Malta Limited	100.00	Ordinary shares
Mauritius
DTOS Ltd, 10th Floor, Standard Chartered Tower, 19 Cybercity, Ebene, Mauritius
Mobile Wallet VM1[2]	64.52	Ordinary shares
Mobile Wallet VM2[2]	64.52	Ordinary shares
Fifth Floor, Ebene Esplanade, 24 Cybercity, Ebene, Mauritius
Al-Amin Investments Limited	100.00	Ordinary shares
Array Holdings Limited	100.00	Ordinary shares
Asian Telecommunication Investments (Mauritius) Limited	100.00	Ordinary shares
CCII (Mauritius), Inc.	100.00	Ordinary shares
CGP India Investments Ltd.	100.00	Ordinary shares
Euro Pacific Securities Ltd.	100.00	Ordinary shares
Mobilvest	100.00	Ordinary shares
Prime Metals Ltd.	100.00	Ordinary shares
Trans Crystal Ltd.	100.00	Ordinary shares
Vodafone Mauritius Ltd.	100.00	Ordinary shares
Vodafone Telecommunications (India) Limited	100.00	Ordinary shares
Vodafone Tele-Services (India) Holdings Limited	100.00	Ordinary shares
Suite 214, 2nd Floor, Grand Bay Business Park, Grand Bay, Mauritius
VBA (Mauritius) Limited[2]	64.52	Ordinary shares, Redeemable preference shares
Vodacom International Limited[2]	64.52	Ordinary shares, Non-cumulative preference shares
Mexico
Insurgentes Sur #1377 8th Floor, Colonia Insurgentes Mixcoac, Mexico City, Mexico 03920
Vodafone Empresa México S.de R.L. de C.V.	100.00	Corporate certificate series A shares, Corporate certificate series B shares
Morocco
129 Rue du Prince Moulay, Abdellah, Casablanca, Morocco
Vodafone Maroc SARL	79.75	Ordinary shares
Mozambique
Rua dos Desportistas, Numero 649, Cidade de Maputo, Mozambique
VM, SA2	54.84	Ordinary shares
	64.52	Redeemable preference shares
Vodafone M-Pesa, S.A2	54.84	Ordinary shares
Netherlands
Rivium Quadrant 173, 15th Floor, 2909 LC, Capelle aan den IJssel, Netherlands
Vodafone Enterprise Netherlands B.V.	100.00	Ordinary shares
Vodafone Europe B.V.	100.00	Ordinary shares
Vodafone International Holdings B.V.	100.00	Ordinary shares
Vodafone Panafon International Holdings B.V.	100.00	Ordinary shares
New Zealand
74 Taharoto Road, Takapuna, Auckland, 0622, New Zealand
Vodafone Mobile NZ Limited	100.00	Ordinary shares
Vodafone New Zealand Foundation Limited	100.00	Ordinary shares
Vodafone New Zealand Holdings Limited	100.00	Ordinary shares
Vodafone New Zealand Limited	100.00	Ordinary shares
Vodafone Next Generation Services Limited	100.00	Ordinary shares
8 Butler Street, Timaru, 7910, New Zealand
Farmside Limited	70.00	Ordinary shares
Farmside Technologies Limited	70.00	Ordinary shares
MyFarmside Limited	70.00	Ordinary shares
Nigeria
3A Aja Nwachukwu Close, Ikoyi, Lagos, Nigeria
Spar Aerospace (Nigeria) Limited[2]	64.52	Ordinary shares
Vodacom Business Africa (Nigeria) Limited[2]	64.52	Ordinary shares, Preference shares
Ict Lawyers & Consultants, 2nd Floor, Oakland Center, Plot 2940, Aguyi Ironi Street, Maitama, Abuja, Nigeria
C&W Worldwide Nigeria Limited	100.00	Ordinary shares
Norway
c/o EconPartner AS, Dronning Mauds gate 15, Oslo, 0250, Norway
Vodafone Enterprise Norway AS	100.00	Ordinary shares
Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, United Kingdom
Vodafone Limited (Norway Branch)	100.00	Branch

	% of share class
	held by Group
Company name	Companies	Share class
Portugal
Av. D. João II, nº 36 – 8º Piso, 1998 – 017, Parque das Nações, Lisboa, Portugal
Oni Way – Infocomunicacoes, S.A.	100.00	Ordinary shares
Vodafone Portugal – Comunicacoes Pessoais, S.A.[1]	100.00	Ordinary shares
Av. da República, 50 - 10º, 1069‑211, Lisboa, Portugal
Vodafone Enterprise Spain, S.L.U. – PORTUGAL BRANCH	100.00	Branch
Romania
201 Barbu Vacarescu, 8th Floor, 1st District, Bucharest, Romania, 020276, Romania
Vodafone Romania S.A	100.00	Ordinary shares
Sectorul 2, Strada Barbu Văcărescu, Nr. 201, Etaj 1, Bucureşti, Romania
Vodafone România M - Payments SRL	100.00	Ordinary shares
Vodafone România Technologies SRL	100.00	Ordinary shares
Sectorul 4, Strada Oltenitei, Nr. 2, Etaj 3, Bucureşti, Romania
Vodafone Shared Services Romania SRL	100.00	Ordinary shares
Russian Federation
4A, Atarbekova Street, Moscow, 107076, Russian Federation
Vodafone Global Enterprise Russia LLC	100.00	Equity shares
Build. 2, 14/10, Chayanova str., 125047, Moscow, Russian Federation
Cable & Wireless CIS Svyaz LLC	100.00	Charter capital shares

Seychelles
F20, 1st Floor, Eden Plaza, Eden Island, Seychelles
Cavalry Holdings Ltd[2]	31.61	Ordinary A shares
East Africa Investments (Mauritius) Limited[2]	31.61	Ordinary A shares

Sierra Leone
12 White Street, Brookfield, Off Railway Line, Freetown, Sierra Leone
VBA International (SL) Limited[2]	64.52	Ordinary shares

Singapore
Asia Square Tower 2, 12 Marina View, #17‑01, Singapore, 018961, Singapore
Vodafone Enterprise Singapore Pte.Ltd	100.00	Ordinary shares

Slovakia
Zochova 6-8, Bratislava, 811 03, Slovakia
Vodafone Global Network Limited – Slovakia Branch	100.00	Branch

South Africa
15 Burnside Island, 410 Jan Smuts Avenue, Craighall, 2024, South Africa
XLink Communications (Proprietary) Limited[2]	60.49	Ordinary A Shares
319 Frere Road, Glenwood, 4001, South Africa
Cable and Wireless Worldwide South Africa (Pty) Ltd	100.00	Ordinary shares
76 Maude Street, Sandton, Johannesberg, 2196, South Africa
Waterberg Lodge (Proprietary) Limited[2]	30.25	Ordinary shares
9 Kinross Street, Germiston South, 1401, South Africa
Vodafone Holdings (SA) Proprietary Limited	100.00	Ordinary A shares, “B” Ordinary shares
Vodafone Investments (SA) Proprietary Limited	100.00	Ordinary A shares, “B” Ordinary shares
Vodacom Corporate Park, 082 Vodacom Boulevard, Midrand, 1685, South Africa
GS Telecom (Pty) Limited[2]	64.52	Ordinary shares
Jupicol (Proprietary) Limited[2]	42.34	Ordinary shares
Mezzanine Ware Proprietary Limited (RF)[2]	54.44	Ordinary shares
Motifpros 1 (Proprietary) Limited[2]	60.49	Ordinary shares
Scarlet Ibis Investments 23 (Pty) Limited[2]	60.49	Ordinary shares
Storage Technology Services (Pty) Limited[2]	30.85	Ordinary shares
Vodacom (Pty) Limited[2]	60.49	Ordinary shares
Vodacom Business Africa Group (Pty) Limited[2]	64.52	Ordinary shares
Vodacom Financial Services (Proprietary) Limited[2]	60.49	Ordinary shares
Vodacom Group Limited[2]	64.52	Ordinary shares
Vodacom Insurance Administration Company (Proprietary) Limited[2]	60.49	Ordinary shares
Vodacom Insurance Company (RF) Limited 2	60.49	Ordinary shares
Vodacom International Holdings (Pty) Limited 2	64.52	Ordinary shares
Vodacom Life Assurance Company (RF) Limited 2	60.49	Ordinary shares
Vodacom Payment Services (Proprietary) Limited 2	60.49	Ordinary shares
Vodacom Properties No 1 (Proprietary) Limited[2]	60.49	Ordinary shares
Vodacom Properties No.2 (Pty) Limited[2]	60.49	Ordinary shares
Wheatfields Investments 276 (Proprietary) Limited[2]	64.52	Ordinary shares

Spain
Antracita, 7 – 28045, Madrid CIF B‑91204453, Spain
Vodafone Automotive Iberia S.L.	100.00	Ordinary shares

Avenida de América 115, 28042, Madrid, Spain
Vodafone Enabler España, S.L.	100.00	Ordinary shares
Vodafone Enterprise Spain SLU	100.00	Ordinary shares
Vodafone Espana S.A.U.	100.00	Ordinary shares
Vodafone Holdings Europe S.L.U.	100.00	Ordinary shares
Vodafone ONO, S.A.U.	100.00	Ordinary shares
Vodafone Servicios S.L.U.	100.00	Ordinary shares

Sweden
c/o Hellström advokatbyrå, Box 7305, 103 90, Stockholm, Sweden
Vodafone Enterprise Sweden AB	100.00	Ordinary shares

Switzerland
Schiffbaustrasse 2, 8005, Zurich, Switzerland
Vodafone Enterprise Switzerland AG	100.00	Ordinary shares

Schoenburgstrasse 41, 3013, Bern, Switzerland
Vodafone International 1 S.a.r.l. Luxembourg, Zweigniederlassung Bern	100.00	Branch
Vodafone Investments Luxembourg S.à r.l., Luxembourg, Zweigniederlassung Bern	100.00	Branch
Vodafone Luxembourg 5 S.à r.l., Luxembourg, Zweigniederlassung Bern	100.00	Branch
Vodafone Luxembourg S.à r.l., Luxembourg, Zweigniederlassung Bern	100.00	Branch
Via Franscini 10, 6850 Mendrisio, Switzerland
Vodafone Automotive Telematics S.A	100.00	Ordinary shares

World Trade Center, Lia Lugano 13, 6982, Agno, Ticino, Switzerland
Vodafone Enterprise Switzerland AG - AGNO BRANCH	100.00	Branch

Taiwan
13F, No. 156, Sec. 3, Minsheng E. Rd., Songshan District, Taipei City, 10596, Taiwan
Vodafone Global Enterprise Taiwan Limited	100.00	Ordinary shares

Tanzania, United Republic of
3rd Floor, Maktaba (Library), ComplexBibi, Titi Mohaned Road, Dar es Salaam, Tanzania, United Republic of
Gateway Communications Tanzania Limited[2]	63.87	Ordinary shares

15 Floor, Vodacom Tower, Ursino Estate, Plot No. 23, Bagamoyo Road, Dar es Salaam, Tanzania, United Republic of
M-Pesa Limited [2]	39.74	Ordinary shares
Shared Networks Tanzania Limited [2]	39.75	Ordinary shares
Vodacom Tanzania Limited Zanzibar[3]	39.75	Ordinary shares
Vodacom Tanzania Public Limited Company [2]	39.75	Ordinary shares
Plot no. 77, Kipawa, Nyerere Road, PO Box 40954, Dar es Sala, Tanzania, United Republic of
Mirambo Limited[2]	31.61	Ordinary shares

Turkey
Büyükdere Caddesi, No: 251, Maslak, Şişli / İstanbul, Turkey, 34398, Turkey
Vodafone Bilgi Ve Iletisim Hizmetleri AS	100.00	Registered shares
Vodafone Dagitim Hizmetleri A.S.	100.00	Registered shares
Vodafone Elektronik Para Ve Ödeme Hizmetleri A.Ş.	100.00	Registered shares
Vodafone Holding A.S.	100.00	Registered shares
Vodafone Net İletişim Hizmetleri A.Ş.	100.00	Ordinary shares
Vodafone Telekomunikasyon A.S	100.00	Registered shares
İTÜ Ayazağa Kampüsü, Koru Yolu, Arı Teknokent Arı 3 Binası, Maslak, İstanbul, 586553, Turkey
Vodafone Teknoloji Hizmetleri A.S.	100.00	Registered shares

Ukraine
Bohdana Khmelnytskogo Str. 19‑21, Kyiv, Ukraine
LLC Vodafone Enterprise Ukraine	100.00	Ordinary shares

	% of share class
	held by Group
Company name	Companies	Share class
United Arab Emirates
Dubai, United Arab Emirates
Vodafone Enterprise Europe (UK) Limited – DUBAI BRANCH	100.00	Branch

United Kingdom
1-2 Berkeley Square, 99 Berkeley Street, Glasgow, G3 7HR, Scotland
Thus Group Holdings Limited	100.00	Ordinary shares
Thus Group Limited	100.00	Ordinary shares
Thus Profit Sharing Trustees Limited	100.00	Ordinary shares
Imperial House, 4–10 Donegall Square East, Belfast, BT1 5HD
Vodafone (NI) Limited	100.00	Ordinary shares
Leven House, 10 Lochside Place, Edinburgh Park, Edinburgh, Scotland, EH12 9RG, United Kingdom
Pinnacle Cellular Group Limited	100.00	Ordinary shares
Pinnacle Cellular Limited	100.00	Ordinary shares
Vodafone (Scotland) Limited	100.00	Ordinary shares
Woodend Cellular Limited	100.00	Ordinary shares
Woodend Communications Limited	100.00	Ordinary shares
Woodend Group Limited	100.00	Ordinary shares
Woodend Holdings Limited	100.00	Ordinary shares, Redeemable Preference
Quarry Corner, Dundonald, Belfast, BT16 1UD, Northern Ireland
Energis (Ireland) Limited	100.00	A Ordinary shares, B Ordinary shares, C Ordinary shares
Shuttleworh House, 21 Bridgewater Close, Network 65 Business Park, Hapton, Burnley, Lancashire, England, BB11 5TE, United Kingdom
Navtrak Ltd	100.00	Ordinary shares
Vodafone Automotive UK Limited	100.00	Ordinary shares
Staple Court, 11 Staple Inn Building, London, WC1V 7QH, United Kingdom
Gateway Communications Africa (UK) Limited[2]	64.52	Ordinary shares
Vodacom Business Africa Group	64.52	Ordinary shares
Services Limited2		preference shares
Vodacom UK Limited[2]	64.52	Ordinary shares, Ordinary A shares, Ordinary B shares, Irredeemable preference shares
Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, United Kingdom
AAA (Euro) Limited	100.00	Ordinary shares
Acorn Communications Limited	100.00	Ordinary shares
Apollo Submarine Cable System Limited	100.00	Ordinary shares
Aspective Limited	100.00	Ordinary shares, A Preference shares, B Preference shares and C Preference shares
Astec Communications Limited	100.00	Ordinary shares
Bluefish Communications Limited	100.00	Ordinary shares, A Preference shares, B Preference shares and C Preference shares Ordinary D shares
C.S.P. Solutions Limited	100.00	Ordinary shares
Cable & Wireless Aspac Holdings Limited	100.00	Ordinary shares
Cable & Wireless CIS Services Limited	100.00	Ordinary shares
Cable & Wireless Communications Data Network Services Limited	100.00	‘A’ Ordinary shares, ‘B’ Ordinary shares
Cable & Wireless Europe Holdings Limited	100.00	Ordinary shares
Cable & Wireless Global Business Services Limited	100.00	Ordinary shares
Cable & Wireless Global Holding Limited	100.00	Ordinary shares
Cable & Wireless Global Telecommunication Services	100.00	Ordinary shares
Cable & Wireless UK Holdings Limited	100.00	Ordinary shares
Cable & Wireless UK Services Limited	100.00	Ordinary shares
Cable & Wireless Worldwide Limited	100.00	Ordinary shares
Cable & Wireless Worldwide Voice Messaging Limited	100.00	Ordinary shares
Cable and Wireless (India) Limited	100.00	Ordinary shares
Cable and Wireless Nominee Limited	100.00	Ordinary shares
Cellops Limited	100.00	Ordinary shares
Cellular Operations Limited	100.00	Ordinary shares
Central Communications Group Limited	100.00	Ordinary shares, Ordinary A shares
CWW Operations Limited	100.00	Ordinary shares
Dataroam Limited	100.00	Ordinary shares, Ordinary A shares
Emtel Europe Limited	100.00	Ordinary shares
Energis Communications Limited	100.00	Ordinary shares
Energis Squared Limited	100.00	Ordinary shares
Flexphone Limited	100.00	Ordinary shares
FM Associates (UK) Limited	100.00	Ordinary shares
General Mobile Corporation Limited	100.00	Ordinary shares
Global Cellular Rental Limited	50.00	Ordinary shares
Internet Network Services Limited	100.00	Ordinary shares
Isis Telecommunications Management Limited	100.00	A Ordinary shares, B Ordinary shares, C Ordinary shares
Legend Communications Limited	100.00	Ordinary shares
London Hydraulic Power Company	100.00	Ordinary shares, 5% Non‐Cumulative Preference shares
MetroHoldings Limited	100.00	Ordinary shares
ML Integration Group Limited	100.00	Ordinary shares
ML Integration Services Limited	100.00	Ordinary shares
Mobile Phone Centre Limited	100.00	Ordinary shares
Nat Comm Air Limited	100.00	Ordinary shares
P.C.P. (North West) Limited	100.00	Ordinary shares
Peoples Phone Limited	100.00	Ordinary shares
Project Telecom Holdings Limited[1]	100.00	Ordinary shares
PT Network Services Limited	100.00	Ordinary shares
PTI Telecom Limited	100.00	Ordinary shares
Rian Mobile Limited	100.00	Ordinary shares
Singlepoint (4U) Limited	100.00	Ordinary shares
Singlepoint Payment Services Limited	100.00	Ordinary shares
Stentor Communications Limited	100.00	Ordinary shares
(Dissolved1May2018) Talkland Airtime Services Limited	100.00	Ordinary shares
Talkland Communications Limited	100.00	Ordinary shares
Talkland International Limited	100.00	Ordinary shares
Talkland Midlands Limited	100.00	Ordinary shares
Talkmobile Limited	100.00	Ordinary shares
Ternhill Communications Limited	100.00	Ordinary shares, Non-convertible Redeemable Preference shares
The Eastern Leasing Company Limited	100.00	Ordinary shares
Thus Limited	100.00	Ordinary shares
Townley Communications Limited	100.00	Ordinary shares
Uniqueair Limited	100.00	Ordinary shares
Vizzavi Limited	100.00	Ordinary shares
Voda Limited		Ordinary shares; Zero coupon redeemable preference
Vodacall Limited[1]	100.00	Ordinary shares
Vodafone (New Zealand) Hedging Limited	100.00	Ordinary shares
Vodafone 4 UK	100.00	Ordinary shares
Vodafone 5 Limited	100.00	Ordinary shares
Vodafone 5 UK	100.00	Ordinary shares
Vodafone 6 UK	100.00	Ordinary shares
Vodafone Americas 4	100.00	Ordinary shares
Vodafone Benelux Limited	100.00	Preference shares, Ordinary shares
Vodafone Business Solutions Limited	100.00	Ordinary shares
Vodafone Cellular Limited[1]	100.00	Ordinary shares

	% of share class
	held by Group
Company name	Companies	Share class
Vodafone Central Services Limited	100.00	Ordinary shares
Vodafone Connect 2 Limited	100.00	Ordinary shares
Vodafone Connect Limited	100.00	Ordinary shares
Vodafone Consolidated Holdings Limited	100.00	Ordinary shares
Vodafone Corporate Limited	100.00	Ordinary shares
Vodafone Corporate Secretaries Limited[1]	100.00	Ordinary shares
Vodafone DC Pension Trustee Company Limited[1]	100.00	Ordinary shares
Vodafone Distribution Holdings Limited	100.00	Ordinary shares
Vodafone Enterprise Corporate Secretaries Limited	100.00	Ordinary shares
Vodafone Enterprise Equipment Limited	100.00	Ordinary shares
Vodafone Enterprise Europe (UK) Limited	100.00	Ordinary shares
Vodafone Enterprise U.K.	100.00	Ordinary shares
Vodafone Euro Hedging Limited	100.00	Ordinary shares
Vodafone Euro Hedging Two	100.00	Ordinary shares
Vodafone Europe UK	100.00	Ordinary shares
Vodafone European Investments[1]	100.00	Ordinary shares
Vodafone European Portal Limited[1]	100.00	Ordinary shares
Vodafone Finance Limited[1]	100.00	Ordinary shares
Vodafone Finance Luxembourg Limited	100.00	Ordinary shares
Vodafone Finance Sweden	100.00	Ordinary shares, Ordinary deferred
Vodafone Finance UK Limited	100.00	Ordinary shares
Vodafone Financial Operations	100.00	Ordinary shares
Vodafone Global Content Services Limited	100.00	Ordinary shares, 5% fixed rate non-voting preference shares
Vodafone Global Enterprise Limited	100.00	Ordinary shares; Deferred, B Deferred
Vodafone Group (Directors) Trustee Limited[1]	100.00	Ordinary shares
Vodafone Group Pension Trustee Limited[1]	100.00	Ordinary shares
Vodafone Group Services Limited	100.00	Ordinary shares, Deferred shares
Vodafone Group Services No.2 Limited	100.00	Ordinary shares
Vodafone Group Share Trustee Limited[1]	100.00	Ordinary shares
Vodafone Hire Limited	100.00	Ordinary shares
Vodafone Holdings Luxembourg Limited	100.00	Ordinary shares
Vodafone Intermediate Enterprises Limited	100.00	Ordinary shares
Vodafone International Holdings Limited	100.00	Ordinary shares
Vodafone International Operations Limited	100.00	Ordinary shares
Vodafone Investment UK	100.00	Ordinary shares
Vodafone Investments Australia Limited	100.00	Ordinary shares
Vodafone Investments Limited[1]	100.00	Ordinary shares
Vodafone IP Licensing Limited[1]	100.00	Ordinary shares
Vodafone Leasing Limited	100.00	Ordinary shares
Vodafone Limited	100.00	Ordinary shares
Vodafone M.C. Mobile Services Limited	100.00	Ordinary shares, A Preference
Vodafone Marketing UK	100.00	Ordinary shares
Vodafone Mobile Commerce Limited	100.00	Ordinary shares
Vodafone Mobile Communications Limited	100.00	Ordinary shares
Vodafone Mobile Enterprises Limited	100.00	A-ordinary shares, Ordinary One Pound shares
Vodafone Mobile Network Limited	100.00	A-ordinary shares, Ordinary one pound shares
Vodafone Multimedia Limited	100.00	Ordinary shares
Vodafone Nominees Limited[1]	100.00	Ordinary shares
Vodafone Oceania Limited	100.00	Ordinary shares
Vodafone Old Show Ground Site Management Limited	100.00	Ordinary shares
Vodafone Overseas Finance Limited	100.00	Ordinary shares
Vodafone Overseas Holdings Limited	100.00	Ordinary shares
Vodafone Panafon UK	100.00	Ordinary shares
Vodafone Partner Services Limited	100.00	A-ordinary shares, Ordinary One Pound shares
Vodafone Property Investments Limited	100.00	Ordinary shares
Vodafone Retail (Holdings) Limited	100.00	Ordinary shares
Vodafone Retail Limited	100.00	Ordinary shares
Vodafone Sales & Services Limited	100.00	Ordinary shares
Vodafone Satellite Services Limited	100.00	Ordinary shares
Vodafone Specialist Communications Limited	100.00	Ordinary shares
Vodafone UK Content Services Limited	100.00	Ordinary shares
Vodafone UK Investments Limited	100.00	Ordinary shares
Vodafone UK Limited[1]	100.00	Ordinary shares
Vodafone Ventures Limited[1]	100.00	Ordinary shares
Vodafone Worldwide Holdings Limited	100.00	Ordinary shares, Cumulative preference
Vodafone Yen Finance Limited	100.00	Ordinary shares
Vodafone-Central Limited	100.00	Ordinary shares
Vodaphone Limited	100.00	Ordinary shares
Vodata Limited	100.00	Ordinary shares
Your Communications Group Limited	100.00	B Ordinary shares, Redeemable preference shares

United States
560 Lexington Avenue, 8th Floor, New York, NY 10022
Bluefish Communications Inc.	100.00	Common stock shares, Preference shares
Cable & Wireless Americas Systems, Inc.	100.00	Common stock shares
Cable & Wireless a-Services, Inc	100.00	Common shares
Vodafone Americas Virginia Inc.	100.00	Common stock shares
Vodafone US Inc.	100.00	Common stock shares

Zambia
Orange Park, Plot 35185, Alick Nkhata Road, Lusaka, Zambia
Africonnect (Zambia) Limited[2]	64.52	Ordinary shares, Redeemable preference Shares
	50.00	D Ordinary shares

Associated undertakings and joint arrangements

Company Name	% of share class held by Group Companies	Share Class
Australia
Level 1, 177 Pacific Highway, North Sydney NSW 2060, Australia
H3ga Properties (No.3) Pty Limited	50.00	Ordinary shares
Mobileworld Communications Pty Limited	50.00	Ordinary shares
		Class B shares, Redeemable preference
Mobileworld Operating Pty Ltd	50.00	Ordinary shares
Vodafone Australia Pty Limited	50.00	Ordinary shares Class B shares, Redeemable preference
Vodafone Foundation Australia Pty Limited	50.00	Ordinary shares
Vodafone Hutchison Australia Pty Limited	50.00	Ordinary shares
Vodafone Hutchison Finance Pty Limited	50.00	Ordinary shares
Vodafone Hutchison Receivables Pty Limited	50.00	Ordinary shares
Vodafone Network Pty Limited	50.00	Ordinary shares
Vodafone Pty Limited	50.00	Ordinary shares
Czech Republic
Jankovcova 1037/49, 170 00 Praha 7-Holešovice, Czech Republic
HBO Netherlands Channels s.r.o.	25.00	Ordinary shares
U Rajské zahrady 1912/3, Praha 3, 130 00, Czech Republic
COOP Mobil s.r.o.	33.33	Ordinary shares
Egypt
Piece No. 1215, Plot Of Land No. 1/14A, 6th October City, Egypt
Wataneya Telecommunications S.A.E	50.00	Ordinary shares
Greece
43–45 Valtetsiou Str., Athens, Greece
Safenet N.P,A.	25.00	Ordinary shares
Marathonos Ave 18 km & Pylou, Pallini, Attica, Pallini, Attica, 15351, Greece
VictusNetworksS.A.	50.00	Ordinary shares
India
A-19, Mohan Co-operative Industrial Estate, Mathura Road, New Delhi, New Delhi, Delhi, 110044, India
FireFly Networks Limited	50.00	Equity shares
Bharti Crescent, 1 Nelson Mandela Road, Vasant Kunj, Phase -ll, New Delhi – 110070, India
Indus Towers Limited	42.00	Equity shares
Ireland
Two Gateway, East Wall Road, Dublin 3, Ireland
Siro Limited	50.00	Ordinary shares
Italy
Via per Carpi 26/B, 42015, Correggio (RE), Italy
VND S.p.A	35.00	Ordinary shares
Kenya
LR No. 13263, Safaricom House, Waiyaki Way, PO Box 66827-00800, Nairobi, Kenya
Safaricom PLC[5]	22.58	Ordinary shares
Luxembourg
15 rue Edward Steichen, Luxembourg, 2540, Luxembourg
Tomorrow Street SCA	50.00	Ordinary B shares, Ordinary C shares
Netherlands
Monitorweg 1, 1322 BJ Almere, The Netherlands
Esprit Telecom B.V.	50.00	Ordinary shares
XB Facilities B.V.	50.00	Ordinary shares
Simon Carmiggeltstraat 6, 1011 DJ Amsterdam
Vodafone Financial Services B.V.	50.00	Ordinary shares
Winschoterdiep 60, 9723 AB Groningen, The Netherlands
Zesko B.V.	50.00	Ordinary shares
Ziggo Bond Company B.V.	50.00	Ordinary shares
Ziggo Netwerk B.V.	50.00	Ordinary shares
Assendorperdijk 2, 8012 EH Zwolle, The Netherlands
Zoranet Connectivity Services B.V.	50.00	Ordinary shares
Atoomweg 100, 3542 AB Utrecht, The Netherlands
Amsterdamse Beheer- en Consultingmaatschappij B.V.	50.00	Ordinary shares
Torenspits II B.V.	50.00	Ordinary shares
Vodafone Nederland Holding I B.V.	50.00	Ordinary shares
Vodafone Nederland Holding II B.V.	50.00	Ordinary shares
Vodafone Nederland Holding III B.V.	50.00	Ordinary shares
VodafoneZiggoGroupB.V.	50.00	Ordinary shares
VZ Financing I B.V.	50.00	Ordinary shares
VZ Financing II B.V.	50.00	Ordinary shares
Ziggo B.V.	50.00	Ordinary shares
Ziggo Bond Finance B.V.	50.00	Ordinary shares
Ziggo Deelnemingen B.V.	50.00	Ordinary shares
Ziggo Finance 2 B.V.	50.00	Ordinary shares
Ziggo Holding B.V.	50.00	Ordinary shares
Ziggo Netwerk II B.V.	50.00	Ordinary shares
Ziggo Real Estate B.V.	50.00	Ordinary shares
Ziggo Secured Finance B.V.	50.00	Ordinary shares
Ziggo Secured Finance II B.V.	50.00	Ordinary shares
Ziggo Services B.V.	50.00	Ordinary shares
Ziggo Services Employment B.V.	50.00	Ordinary shares
Ziggo Services Netwerk 2 B.V.	50.00	Ordinary shares
Ziggo Zakelijk Services B.V.	50.00	Ordinary shares
ZUM B.V.	50.00	Ordinary shares
Avenue Ceramique 300, 6221 KX, Maastricht, The Netherlands
Vodafone Libertel B.V.	50.00	Ordinary shares
Barbara Strozzilaan 101, 1083 HN Amsterdam
Cooperatie Nederland Cooperatief U.A.	25.00	Partnership Interest
Boeingavenue 53, 1119PE Schiphol-Rijk, The Netherlands
FinCo Partner 1 B.V.	50.00	Ordinary shares
LGE HoldCo V B.V.	50.00	Ordinary shares
LGE HoldCo VI B.V.	50.00	Ordinary shares
LGE Holdco VII B.V.	50.00	Ordinary shares
LGE HoldCo VIII B.V.	50.00	Ordinary shares
VodafoneZiggo Group Holding B.V.	50.00	Ordinary shares
Fred. Roeskestrata 123, 1076 EE Amsterdam, The Netherlands
HBO Netherlands Distribution B.V.	25.00	Ordinary shares
Koningin Wilhelminaplein 2-4, 1062 HK Amsterdam, The Netherlands
Liberty Global Content Netherlands B.V.	50.00	Ordinary shares
New Zealand
C/- The Office Of Minterellisonruddwatts, Level 20, Lumley Centre, 88 Shortland Street, Auckland, 1010, New Zealand
Rural Connectivity Group Limited	33.33	Ordinary shares
Level 1, Building C, 14-22 Triton Drive, Albany, New Zealand
TNAS Limited	50.00	Ordinary shares
Level 5, 151 Victoria Street West, Auckland 1010, New Zealand
Centurion GSM Limited	25.00	Ordinary shares
Portugal
Av. D. João II, no. 34, 1998 – 031, Parque das Nações, Lisboa, Portugal
Celfocus – Solucoes Informaticas Para Telecomunicacoes S.A	45.00	Ordinary shares
Rua Pedro e Inês, Lote 2.08.01, 1990-075, Parque das Nações, Lisboa, Portugal
SPORT TV PORTUGAL, S.A.	25.00	Nominative shares
Romania
Floor 3, Module 2, Connected Buildings III, Nr. 10A, Dimitrie Pompei Boulevard, Bucharest, Sector 2, Romania
Netgrid Telecom SRL	50.00	Ordinary shares
Russian Federation
401, Building 3, 11, Promyshlennaya Street, Moscow 115 516
Autoconnex Limited	35.00	Ordinary shares
United Kingdom
83 Baker Street, London, W1U 6AG, United Kingdom
Digital Mobile Spectrum Limited	25.00	Ordinary shares
Griffin House, 161 Hammersmith Road, London, W6 8BS, United Kingdom
Cable & Wireless Trade Mark Management Limited	50.00	Ordinary B shares
The Exchange Building 1330, Arlington Business Park, Theale, Berks, RG7 4SA, United Kingdom
Cornerstone Telecommunications Infrastructure Limited	50.00	Ordinary shares
United States
2711 Centerville Road, Suite 400, Wilmington, DE 19808 Delaware
LG Financing Partnership	50.00	Partnership interest
Ziggo Financing Partnership	50.00	Partnership interest
Ziggo Secured Finance Partnership	50.00	Partnership interest

Notes:

1	Directly held by Vodafone Group Plc.
2	Shareholding is indirect through Vodacom Group Limited. The indirect shareholding is calculated using the 64.52% ownership interest in Vodacom.
3	The Group has rights that enable it to control the strategic and operating decisions of Vodacom Congo (RDC) S.A.
4	Shareholding is indirect through Vodafone Kabel Deutschland GmbH.
5	At 31 March 2018 the fair value of Safaricom Plc was KES 1.2 trillion (€9,963 million) based on the closing quoted share price on the Nairobi Stock Exchange.
6	Name changed from Zelitron S.A. on 12 April 2018.

Schedule of selected financial data

			Vodafone Egypt
	Vodacom Group Limited		Telecommunications S.A.E.		Vodafone Qatar Q.S.C.
	2018	2017	2018	2017	2018	2017
	€m	€m	€m	€m	€m	€m
Summary comprehensive income information
Revenue	5,692	5,294	962	1,333	468	510
Profit/(loss) for the financial year	934	768	206	194	(40)	(67)
Other comprehensive (expense)/income	(8)	(10)	—	—	—	—
Total comprehensive income/(expense)	926	758	206	194	(40)	(67)
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	342	257	93	82	(31)	(52)
Dividends paid to non-controlling interests	309	258	1	153	—	—
Summary financial position information
Non-current assets	6,433	6,213	985	1,038	—	1,550
Current assets	2,389	2,023	407	352	—	137
Total assets	8,822	8,236	1,392	1,390	—	1,687
Non-current liabilities	(2,151)	(2,368)	(46)	(25)	—	(266)
Current liabilities	(2,104)	(1,825)	(522)	(656)	—	(226)
Total assets less total liabilities	4,567	4,043	824	709	—	1,195
Equity shareholders' funds	3,595	3,379	491	433	—	275
Non-controlling interests	972	664	333	276	—	920
Total equity	4,567	4,043	824	709	—	1,195

Statement of cash flows
Net cash flow from operating activities	1,727	1,702	307	520	115	134
Net cash flow from investing activities	(541)	(788)	(145)	(609)	(119)	(93)
Net cash flow from financing activities	(879)	(777)	(55)	(328)	(33)	(32)
Net cash flow	307	137	107	(417)	(37)	9
Cash and cash equivalents brought forward	619	464	57	619	43	31
Exchange gain/(loss) on cash and cash equivalents	(39)	18	(5)	(145)	(6)	3
Cash and Cash Equivalents	887	619	159	57	—	43